Summary of Significant Accounting Policies - Suppliers Accounted for 10% or More of Research and Development Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Significant Accounting Policies [Line Items]
Research and development expenses	$ 120,278,023	$ 39,341,518	$ 32,149,157
Research and Development Expenses | Concentration of Suppliers | A
Significant Accounting Policies [Line Items]
Research and development expenses			$ 14,625,500
Research and Development Expenses | Concentration of Suppliers | B
Significant Accounting Policies [Line Items]
Research and development expenses		7,651,617
Research and Development Expenses | Concentration of Suppliers | C
Significant Accounting Policies [Line Items]
Research and development expenses		$ 7,104,015
Research and Development Expenses | Concentration of Suppliers | D
Significant Accounting Policies [Line Items]
Research and development expenses	25,515,178
Research and Development Expenses | Concentration of Suppliers | E
Significant Accounting Policies [Line Items]
Research and development expenses	$ 14,664,364